Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Tax benefit computed at expected statutory rate	$ (2,549)	$ (2,867)
State income taxes	(288)	2
Permanent differences:
Intangibles purchased	(2,185)
Change in fair value of derivative liabilities	77	(664)
Gain/Loss on conversion of liabilities	364
Temporary differences:
Share-based compensation	892	728
Property and equipment	(94)	(48)
Intangible assets		640
Other adjustments	657	42
Increase in valuation allowance	3,280	2,169
Net income tax benefit